Fair Value Measurements (Details) - Schedule of financial assets and financial liabilities that are measured at fair value on a recurring basis - Tortoise Acquisition Corp. II [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Quoted Prices in Active Markets (Level I) [Member]
Assets:
Mutual funds	$ 345,016,637
Liabilities:
Derivative warrant liabilities	18,716,250	$ 24,610,660
Assets:
Cash held in Trust Account		345,000,000
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Mutual funds
Liabilities:
Derivative warrant liabilities
Assets:
Cash held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Mutual funds
Liabilities:
Derivative warrant liabilities	$ 12,875,330	20,581,480
Assets:
Cash held in Trust Account